Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
April 30, 2025
SUQ-NPRT1-0625
1.9908962.102
Common Stocks - 95.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	919	15,347
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	224	40,893
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	3,871
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	1,251	15,550
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	112	9,354
TOTAL BRAZIL		24,904
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	381	16,194
CANADA - 0.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	174	6,120
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	360	18,791
Energy - 0.2%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	926	4,083
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp	157	7,087
Imperial Oil Ltd	299	20,169
Parex Resources Inc	852	6,860
Parkland Corp	78	1,965
Secure Waste Infrastructure Corp	632	6,019
		42,100
TOTAL ENERGY		46,183

Financials - 0.0%
Capital Markets - 0.0%
TMX Group Ltd	372	15,076
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	433	16,541
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (a)	140	9,253
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	211	18,009
IT Services - 0.2%
Shopify Inc Class A (a)	636	60,491
TOTAL INFORMATION TECHNOLOGY		78,500

Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd (United States)	279	15,917
Metals & Mining - 0.0%
Osisko Gold Royalties Ltd	147	3,523
TOTAL MATERIALS		19,440

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	45	5,380
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	376	14,077
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	137	3,899
TOTAL UTILITIES		17,976

TOTAL CANADA		233,260
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	651	5,327
CHINA - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	700	42,876
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	500	23,748
Broadline Retail - 0.0%
JD.com Inc ADR	53	1,729
TOTAL CONSUMER DISCRETIONARY		25,477

TOTAL CHINA		68,353
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (a)	1,322	11,737
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	184	12,227
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	417	10,112
FRANCE - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	3	8,126
LVMH Moet Hennessy Louis Vuitton SE	7	3,877
		12,003
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	49	5,286
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	166	28,169
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	54	8,621
TOTAL FRANCE		54,079
GERMANY - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (a)	193	20,101
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	289	84,443
TOTAL GERMANY		104,544
INDIA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	54	5,660
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	192	12,538
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	281	20,426
ICICI Bank Ltd ADR	805	27,016
		47,442
Industrials - 0.0%
Professional Services - 0.0%
WNS Holdings Ltd ADR (a)	42	2,541
TOTAL INDIA		68,181
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	275	82,266
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd (a)	134	22,725
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (a)	72	14,127
Software - 0.0%
Cellebrite DI Ltd (a)	605	11,973
TOTAL ISRAEL		48,825
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	693	4,650
JAPAN - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	400	33,208
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	806	15,370
TOTAL JAPAN		48,578
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	97	2,267
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	89	7,967
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	20	12,903
Merus NV (a)	261	11,878
		24,781
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	6	4,008
NXP Semiconductors NV	538	99,159
		103,167
TOTAL NETHERLANDS		127,948
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	491	2,701
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	583	11,450
Financial Services - 0.0%
EVERTEC Inc	179	6,075
TOTAL FINANCIALS		17,525

TOTAL PUERTO RICO		20,226
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (a)	53	7,105
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	180	8,910
Taiwan Semiconductor Manufacturing Co Ltd ADR	455	75,844

TOTAL TAIWAN		84,754
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	49	10,048
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	110	26,509
Flutter Entertainment PLC (United Kingdom) (a)	43	10,292
		36,801
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	395	35,842
Diageo PLC	288	8,087
Diageo PLC ADR	44	4,929
		48,858
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,068	30,086
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	304	17,234
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	870	62,458
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	2,288	33,025
TOTAL UNITED KINGDOM		228,462
UNITED STATES - 91.3%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.5%
AT&T Inc	2,046	56,674
Cogent Communications Holdings Inc	149	8,098
Frontier Communications Parent Inc (a)	149	5,401
Iridium Communications Inc	77	1,858
Verizon Communications Inc	1,904	83,891
		155,922
Entertainment - 2.0%
Cinemark Holdings Inc	598	17,886
Electronic Arts Inc	255	36,998
IMAX Corp (a)	646	15,717
Liberty Media Corp-Liberty Live Class A (a)	44	3,079
Netflix Inc (a)	318	359,887
Spotify Technology SA (a)	63	38,681
Take-Two Interactive Software Inc (a)	18	4,200
Vivid Seats Inc Class A (a)	692	1,944
Walt Disney Co/The	1,093	99,408
Warner Bros Discovery Inc (a)	2,177	18,875
		596,675
Interactive Media & Services - 4.0%
Alphabet Inc Class A	2,513	399,065
Alphabet Inc Class C	4,041	650,157
Angi Inc Class A (a)	312	3,576
IAC Inc Class A (a)	595	20,789
Match Group Inc	396	11,745
Pinterest Inc Class A (a)	743	18,813
Snap Inc Class A (a)	11,218	89,295
TripAdvisor Inc Class A (a)	400	4,980
Ziff Davis Inc (a)	461	13,613
ZoomInfo Technologies Inc (a)	1,525	13,054
		1,225,087
Media - 0.6%
Comcast Corp Class A	4,119	140,870
Interpublic Group of Cos Inc/The	737	18,513
New York Times Co/The Class A	46	2,395
News Corp Class B	57	1,791
Paramount Global Class B	339	3,980
Thryv Holdings Inc (a)	103	1,411
		168,960
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	1,085	8,213
TOTAL COMMUNICATION SERVICES		2,154,857

Consumer Discretionary - 9.6%
Automobile Components - 0.0%
LCI Industries	111	8,556
Modine Manufacturing Co (a)	114	9,307
		17,863
Automobiles - 1.0%
Harley-Davidson Inc	127	2,847
Lucid Group Inc Class A (a)	712	1,787
Rivian Automotive Inc Class A (a)	2,180	29,779
Tesla Inc (a)	925	260,998
Thor Industries Inc	33	2,390
		297,801
Broadline Retail - 3.4%
Amazon.com Inc (a)	5,587	1,030,356
Dillard's Inc Class A	7	2,427
Kohl's Corp	163	1,092
Macy's Inc	315	3,597
		1,037,472
Distributors - 0.2%
LKQ Corp	1,432	54,717
Pool Corp	48	14,070
		68,787
Diversified Consumer Services - 0.3%
ADT Inc	260	2,085
Bright Horizons Family Solutions Inc (a)	49	6,146
Duolingo Inc Class A (a)	38	14,800
European Wax Center Inc Class A (a)	492	1,535
Grand Canyon Education Inc (a)	86	15,340
H&R Block Inc	668	40,327
Laureate Education Inc (a)	392	7,867
		88,100
Hotels, Restaurants & Leisure - 1.4%
Aramark	125	4,179
Booking Holdings Inc	22	112,184
Chipotle Mexican Grill Inc (a)	1,073	54,208
DoorDash Inc Class A (a)	81	15,624
Hilton Worldwide Holdings Inc	97	21,872
Light & Wonder Inc Class A (a)	7	597
McDonald's Corp	316	101,009
Royal Caribbean Cruises Ltd	136	29,228
Starbucks Corp	892	71,405
Wingstop Inc	7	1,847
		412,153
Household Durables - 0.5%
Cavco Industries Inc (a)	31	15,309
Champion Homes Inc (a)	66	5,709
Green Brick Partners Inc (a)	142	8,377
Installed Building Products Inc	113	18,739
Lovesac Co/The (a)	109	2,120
Newell Brands Inc	1,132	5,411
SharkNinja Inc (a)	702	56,511
Somnigroup International Inc	318	19,417
TopBuild Corp (a)	19	5,619
Whirlpool Corp	59	4,501
		141,713
Leisure Products - 0.1%
Acushnet Holdings Corp	33	2,185
Brunswick Corp/DE	103	4,743
Hasbro Inc	87	5,386
Latham Group Inc (a)	562	3,071
Mattel Inc (a)	184	2,924
YETI Holdings Inc (a)	84	2,398
		20,707
Specialty Retail - 2.2%
Abercrombie & Fitch Co Class A (a)	180	12,496
Academy Sports & Outdoors Inc	412	15,524
America's Car-Mart Inc/TX (a)	148	7,018
Best Buy Co Inc	290	19,340
Camping World Holdings Inc Class A	394	4,752
Carvana Co Class A (a)	194	47,404
Dick's Sporting Goods Inc	5	938
Five Below Inc (a)	112	8,500
GameStop Corp Class A (a)	166	4,625
Gap Inc/The	151	3,307
Group 1 Automotive Inc	27	10,898
Home Depot Inc/The	374	134,823
Lithia Motors Inc Class A	28	8,197
Lowe's Cos Inc	768	171,694
Murphy USA Inc	83	41,381
Restoration Hardware Inc (a)	144	26,500
Ross Stores Inc	132	18,348
TJX Cos Inc/The	245	31,527
Tractor Supply Co	579	29,309
Ulta Beauty Inc (a)	96	37,981
Williams-Sonoma Inc	163	25,179
		659,741
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co	69	4,290
Crocs Inc (a)	147	14,174
Kontoor Brands Inc	65	3,910
Lululemon Athletica Inc (a)	336	90,979
NIKE Inc Class B	232	13,085
PVH Corp	37	2,551
Ralph Lauren Corp Class A	8	1,799
Samsonite Group SA (b)(c)	2,100	3,775
Tapestry Inc	380	26,847
Under Armour Inc Class A (a)	1,006	5,754
		167,164
TOTAL CONSUMER DISCRETIONARY		2,911,501

Consumer Staples - 5.1%
Beverages - 1.4%
Coca-Cola Co/The	2,936	213,007
Constellation Brands Inc Class A	125	23,443
Keurig Dr Pepper Inc	2,971	102,767
Molson Coors Beverage Co Class B	627	36,071
PepsiCo Inc	138	18,710
Primo Brands Corp Class A	756	24,699
Vita Coco Co Inc/The (a)	167	5,518
		424,215
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings Inc (a)	293	34,445
Casey's General Stores Inc	38	17,578
Costco Wholesale Corp	102	101,439
Maplebear Inc (a)	44	1,755
Performance Food Group Co (a)	173	13,954
Sprouts Farmers Market Inc (a)	114	19,494
Target Corp	584	56,473
US Foods Holding Corp (a)	833	54,695
Walgreens Boots Alliance Inc	872	9,566
Walmart Inc	1,632	158,713
		468,112
Food Products - 1.1%
Archer-Daniels-Midland Co	444	21,201
Bunge Global SA	154	12,123
Conagra Brands Inc	712	17,594
Darling Ingredients Inc (a)	234	7,532
Freshpet Inc (a)	38	2,795
General Mills Inc	1,359	77,110
Ingredion Inc	13	1,726
JM Smucker Co	80	9,302
Kellanova	623	51,566
Kraft Heinz Co/The	2,167	63,060
McCormick & Co Inc/MD	226	17,325
Mondelez International Inc	126	8,584
Post Holdings Inc (a)	20	2,263
Simply Good Foods Co/The (a)	519	18,741
The Campbell's Company	400	14,584
TreeHouse Foods Inc (a)	194	4,518
		330,024
Household Products - 1.1%
Church & Dwight Co Inc	264	26,226
Clorox Co/The	221	31,448
Energizer Holdings Inc	274	7,409
Kimberly-Clark Corp	96	12,651
Procter & Gamble Co/The	1,586	257,836
Spectrum Brands Holdings Inc	45	2,839
		338,409
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	40	2,398
TOTAL CONSUMER STAPLES		1,563,158

Energy - 3.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	1,952	69,101
Cactus Inc Class A	424	16,087
Kodiak Gas Services Inc	353	12,006
Liberty Energy Inc Class A	624	7,176
Oceaneering International Inc (a)	292	5,183
Schlumberger NV	1,757	58,420
Weatherford International PLC	59	2,442
		170,415
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp (a)	267	9,300
Cheniere Energy Inc	460	106,311
DT Midstream Inc	91	8,844
Exxon Mobil Corp	2,049	216,436
Gulfport Energy Corp (a)	73	12,593
ONEOK Inc	2,269	186,421
Phillips 66	413	42,977
Shell PLC ADR	2,408	155,268
Targa Resources Corp	238	40,674
Valero Energy Corp	238	27,629
Williams Cos Inc/The	1,854	108,589
		915,042
TOTAL ENERGY		1,085,457

Financials - 14.0%
Banks - 4.8%
Bank of America Corp	8,081	322,270
Bank OZK	50	2,130
BOK Financial Corp	54	5,031
Byline Bancorp Inc	341	8,709
Cadence Bank	505	14,776
Citigroup Inc	1,230	84,107
Comerica Inc	176	9,460
Connectone Bancorp Inc	467	10,522
Cullen/Frost Bankers Inc	46	5,358
East West Bancorp Inc	119	10,180
Eastern Bankshares Inc	642	9,579
Fifth Third Bancorp	274	9,848
First Horizon Corp	183	3,309
First Interstate BancSystem Inc Class A	570	14,931
FNB Corp/PA	974	12,750
Glacier Bancorp Inc	100	4,076
Huntington Bancshares Inc/OH	1,270	18,453
Independent Bank Corp/MI	585	17,819
JPMorgan Chase & Co	1,623	397,018
KeyCorp	771	11,442
M&T Bank Corp	240	40,742
Metropolitan Bank Holding Corp (a)	55	3,406
Pathward Financial Inc	125	9,921
Pinnacle Financial Partners Inc	158	15,838
PNC Financial Services Group Inc/The	1,088	174,831
SouthState Corp	193	16,749
Synovus Financial Corp	271	11,740
TriCo Bancshares	32	1,235
Truist Financial Corp	970	37,190
United Community Banks Inc/GA	294	8,117
Univest Financial Corp	62	1,831
US Bancorp	2,585	104,279
Webster Financial Corp	356	16,839
Western Alliance Bancorp	313	21,819
Wintrust Financial Corp	156	17,343
		1,453,648
Capital Markets - 3.2%
Affiliated Managers Group Inc	18	2,981
Ameriprise Financial Inc	20	9,420
Bank of New York Mellon Corp/The	1,158	93,115
Blackrock Inc	36	32,913
Cboe Global Markets Inc	188	41,698
Coinbase Global Inc Class A (a)	53	10,753
FactSet Research Systems Inc	27	11,670
Goldman Sachs Group Inc/The	175	95,821
Intercontinental Exchange Inc	460	77,266
Invesco Ltd	131	1,825
Janus Henderson Group PLC	242	8,037
KKR & Co Inc Class A	501	57,249
Lazard Inc	142	5,524
Moody's Corp	147	66,609
Morgan Stanley	836	96,491
Nasdaq Inc	422	32,161
Northern Trust Corp	544	51,125
Piper Sandler Cos	68	16,396
PJT Partners Inc Class A	90	12,754
Raymond James Financial Inc	200	27,408
Robinhood Markets Inc Class A (a)	133	6,532
S&P Global Inc	359	179,519
State Street Corp	178	15,682
StepStone Group Inc Class A	239	11,952
Stifel Financial Corp	128	10,968
		975,869
Consumer Finance - 0.7%
American Express Co	389	103,633
Capital One Financial Corp	292	52,636
Discover Financial Services	187	34,159
OneMain Holdings Inc	38	1,789
SLM Corp	283	8,182
Synchrony Financial	331	17,195
		217,594
Financial Services - 2.3%
Affirm Holdings Inc Class A (a)	232	11,544
Apollo Global Management Inc	71	9,690
AvidXchange Holdings Inc (a)	612	4,976
Block Inc Class A (a)	78	4,561
Equitable Holdings Inc	358	17,703
Fidelity National Information Services Inc	315	24,847
HA Sustainable Infrastructure Capital Inc	306	7,644
Mastercard Inc Class A	506	277,318
MGIC Investment Corp	166	4,135
PayPal Holdings Inc (a)	381	25,085
Rocket Cos Inc Class A	149	1,924
Toast Inc Class A (a)	128	4,554
Visa Inc Class A	840	290,220
Voya Financial Inc	44	2,605
Walker & Dunlop Inc	100	7,654
WEX Inc (a)	25	3,259
		697,719
Insurance - 3.0%
AFLAC Inc	360	39,125
Allstate Corp/The	187	37,099
Aon PLC	42	14,901
Arch Capital Group Ltd	210	19,043
Arthur J Gallagher & Co	88	28,221
Assurant Inc	107	20,623
Assured Guaranty Ltd	27	2,369
Axis Capital Holdings Ltd	117	11,269
Baldwin Insurance Group Inc/The Class A (a)	423	17,605
CNA Financial Corp	263	12,666
First American Financial Corp	146	8,878
Genworth Financial Inc Class A (a)	595	4,082
Globe Life Inc	27	3,330
Hartford Insurance Group Inc/The	825	101,203
Kinsale Capital Group Inc	5	2,176
Lincoln National Corp	59	1,880
Marsh & McLennan Cos Inc	341	76,885
MetLife Inc	878	66,175
Old Republic International Corp	99	3,722
Primerica Inc	39	10,221
Progressive Corp/The	220	61,983
Prudential Financial Inc	1,161	119,246
Reinsurance Group of America Inc	25	4,683
RLI Corp	36	2,664
Selective Insurance Group Inc	216	18,842
The Travelers Companies, Inc.	510	134,707
Unum Group	216	16,775
White Mountains Insurance Group Ltd	4	7,070
Willis Towers Watson PLC	168	51,710
		899,153
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	1,532	13,528
Annaly Capital Management Inc	435	8,526
		22,054
TOTAL FINANCIALS		4,266,037

Health Care - 10.8%
Biotechnology - 2.0%
AbbVie Inc	694	135,399
Alnylam Pharmaceuticals Inc (a)	117	30,799
AnaptysBio Inc (a)	253	5,622
Arcellx Inc (a)	200	12,990
Astria Therapeutics Inc (a)	515	2,657
Avidity Biosciences Inc (a)	57	1,861
Biogen Inc (a)	138	16,709
Blueprint Medicines Corp (a)	77	6,892
Cargo Therapeutics Inc (a)	203	928
Celldex Therapeutics Inc (a)	333	6,936
Cogent Biosciences Inc (a)	1,045	5,444
Crinetics Pharmaceuticals Inc (a)	282	9,416
Cytokinetics Inc (a)	215	9,211
Day One Biopharmaceuticals Inc (a)	646	5,026
Exact Sciences Corp (a)	66	3,012
Gilead Sciences Inc	1,943	207,007
GRAIL Inc	165	5,692
Immunovant Inc (a)	274	4,425
Insmed Inc (a)	94	6,768
Mirati Therapeutics Inc rights (a)(d)	26	0
Moderna Inc (a)	73	2,083
MoonLake Immunotherapeutics Class A (a)	220	9,258
Nurix Therapeutics Inc (a)	191	2,202
Nuvalent Inc Class A (a)	26	1,996
Perspective Therapeutics Inc (a)	757	1,855
Regeneron Pharmaceuticals Inc	70	41,913
Revolution Medicines Inc (a)	73	2,948
Spyre Therapeutics Inc (a)	93	1,416
Vaxcyte Inc (a)	373	13,368
Vericel Corp (a)	84	3,194
Vertex Pharmaceuticals Inc (a)	112	57,064
Viridian Therapeutics Inc (a)	156	2,114
		616,205
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (a)	1,211	124,576
Cooper Cos Inc/The (a)	226	18,457
Dexcom Inc (a)	245	17,488
Edwards Lifesciences Corp (a)	907	68,469
Enovis Corp (a)	58	2,005
Glaukos Corp (a)	195	18,379
Hologic Inc (a)	297	17,285
IDEXX Laboratories Inc (a)	118	51,053
Inspire Medical Systems Inc (a)	42	6,652
Insulet Corp (a)	13	3,280
Intuitive Surgical Inc (a)	134	69,117
iRhythm Technologies Inc (a)	94	10,048
Lantheus Holdings Inc (a)	34	3,548
Masimo Corp (a)	97	15,613
Merit Medical Systems Inc (a)	183	17,284
Penumbra Inc (a)	28	8,200
PROCEPT BioRobotics Corp (a)	65	3,509
Solventum Corp (a)	45	2,975
STERIS PLC	274	61,579
Stryker Corp	130	48,610
Tandem Diabetes Care Inc (a)	295	4,971
Zimmer Biomet Holdings Inc	114	11,748
		584,846
Health Care Providers & Services - 3.4%
Acadia Healthcare Co Inc (a)	88	2,059
AMN Healthcare Services Inc (a)	233	4,760
Cardinal Health Inc	624	88,165
Cencora Inc	120	35,120
Centene Corp (a)	1,510	90,374
Cigna Group/The	552	187,702
CVS Health Corp	1,000	66,710
Elevance Health Inc	188	79,069
Encompass Health Corp	56	6,551
Ensign Group Inc/The	142	18,317
HCA Healthcare Inc	33	11,388
HealthEquity Inc (a)	111	9,515
Humana Inc	170	44,581
Labcorp Holdings Inc	67	16,148
LifeStance Health Group Inc (a)	854	5,611
McKesson Corp	108	76,981
Premier Inc Class A	210	4,274
Privia Health Group Inc (a)	66	1,549
Progyny Inc (a)	675	15,417
Quest Diagnostics Inc	155	27,624
Surgery Partners Inc (a)	328	7,200
Tenet Healthcare Corp (a)	19	2,716
UnitedHealth Group Inc	587	241,515
		1,043,346
Health Care Technology - 0.1%
Doximity Inc Class A (a)	79	4,493
Veeva Systems Inc Class A (a)	75	17,527
		22,020
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	197	21,197
Avantor Inc (a)	789	10,249
Azenta Inc (a)	102	2,687
Danaher Corp	335	66,776
Fortrea Holdings Inc (a)	484	3,015
IQVIA Holdings Inc (a)	125	19,384
Mettler-Toledo International Inc (a)	6	6,423
Repligen Corp (a)	72	9,935
Waters Corp (a)	49	17,039
West Pharmaceutical Services Inc	108	22,819
		179,524
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	1,226	61,545
Elanco Animal Health Inc (a)	1,703	16,144
Eli Lilly & Co	480	431,497
Enliven Therapeutics Inc (a)	413	7,822
GSK PLC ADR	2,105	83,885
Haleon PLC	5,036	25,340
Haleon PLC ADR	2,708	27,487
Jazz Pharmaceuticals PLC (a)	27	3,158
Merck & Co Inc	955	81,366
Organon & Co	136	1,758
Perrigo Co PLC	80	2,058
Prestige Consumer Healthcare Inc (a)	2	162
Royalty Pharma PLC Class A	759	24,910
Viatris Inc	269	2,265
Zoetis Inc Class A	460	71,944
		841,341
TOTAL HEALTH CARE		3,287,282

Industrials - 10.0%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (a)	68	41,704
BWX Technologies Inc	81	8,839
Curtiss-Wright Corp	51	17,589
GE Aerospace	1,751	352,897
Hexcel Corp	28	1,357
Howmet Aerospace Inc	324	44,900
Kratos Defense & Security Solutions Inc (a)	713	24,089
L3Harris Technologies Inc	112	24,642
Lockheed Martin Corp	53	25,321
Northrop Grumman Corp	175	85,138
Rocket Lab USA Inc Class A (a)	386	8,411
Spirit AeroSystems Holdings Inc Class A (a)	853	30,708
Textron Inc	47	3,307
V2X Inc (a)	221	10,997
Woodward Inc	51	9,566
		689,465
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	350	31,227
Expeditors International of Washington Inc	344	37,809
FedEx Corp	95	19,981
GXO Logistics Inc (a)	73	2,646
		91,663
Building Products - 0.8%
AAON Inc	82	7,484
Advanced Drainage Systems Inc	23	2,610
Armstrong World Industries Inc	22	3,190
AZEK Co Inc/The Class A (a)	259	12,836
AZZ Inc	144	12,493
Builders FirstSource Inc (a)	45	5,383
Carrier Global Corp	375	23,453
Johnson Controls International plc	642	53,864
Lennox International Inc	22	12,029
Simpson Manufacturing Co Inc	20	3,074
Tecnoglass Inc	149	10,619
Trane Technologies PLC	246	94,295
UFP Industries Inc	38	3,756
		245,086
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (a)	561	8,241
Brady Corp Class A	161	11,317
Copart Inc (a)	154	9,399
HNI Corp	116	4,907
Veralto Corp	506	48,525
Vestis Corp	229	2,006
VSE Corp	122	13,971
		98,366
Construction & Engineering - 0.4%
Centuri Holdings Inc (a)	636	11,423
Comfort Systems USA Inc	33	13,119
EMCOR Group Inc	48	19,234
Granite Construction Inc	129	10,486
IES Holdings Inc (a)	136	26,748
MasTec Inc (a)	28	3,565
Sterling Infrastructure Inc (a)	153	22,863
Valmont Industries Inc	13	3,812
		111,250
Electrical Equipment - 1.0%
Acuity Inc	35	8,526
Eaton Corp PLC	51	15,013
GE Vernova Inc	598	221,750
Hubbell Inc	60	21,791
NEXTracker Inc Class A (a)	335	13,604
nVent Electric PLC	16	879
Regal Rexnord Corp	152	16,088
Thermon Group Holdings Inc (a)	192	5,036
Vertiv Holdings Co Class A	152	12,978
		315,665
Ground Transportation - 0.9%
ArcBest Corp	11	644
Avis Budget Group Inc (a)	9	834
CSX Corp	1,316	36,940
JB Hunt Transport Services Inc	79	10,316
Landstar System Inc	51	6,842
Norfolk Southern Corp	54	12,099
Ryder System Inc	97	13,354
Saia Inc (a)	13	3,172
Schneider National Inc Class B	264	5,673
Uber Technologies Inc (a)	1,422	115,196
Union Pacific Corp	334	72,030
		277,100
Industrial Conglomerates - 0.3%
Honeywell International Inc	460	96,830
Machinery - 2.0%
Atmus Filtration Technologies Inc	341	11,822
Caterpillar Inc	210	64,947
Chart Industries Inc (a)	43	5,804
CNH Industrial NV Class A	2,200	25,454
Crane Co	45	7,244
Cummins Inc	307	90,210
Deere & Co	273	126,553
Federal Signal Corp	52	4,234
Fortive Corp	286	19,931
Gates Industrial Corp PLC (a)	647	12,241
IDEX Corp	32	5,567
Kadant Inc	10	2,950
Oshkosh Corp	46	3,853
Parker-Hannifin Corp	88	53,245
Pentair PLC	765	69,408
REV Group Inc	444	14,519
SPX Technologies Inc (a)	72	9,659
Terex Corp	387	13,622
Westinghouse Air Brake Technologies Corp	102	18,843
Xylem Inc/NY	340	40,994
		601,100
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	49	2,169
Delta Air Lines Inc	231	9,617
United Airlines Holdings Inc (a)	64	4,404
		16,190
Professional Services - 1.0%
Automatic Data Processing Inc	380	114,228
Broadridge Financial Solutions Inc	324	78,538
Clarivate PLC (a)	951	4,099
CRA International Inc	126	20,437
ExlService Holdings Inc (a)	473	22,931
First Advantage Corp (a)	323	4,554
FTI Consulting Inc (a)	25	4,157
Jacobs Solutions Inc	148	18,322
KBR Inc	149	7,869
Maximus Inc	90	6,026
Parsons Corp (a)	57	3,811
TransUnion	194	16,094
TrueBlue Inc (a)	578	2,509
Verra Mobility Corp Class A (a)	134	2,921
		306,496
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	115	5,377
Applied Industrial Technologies Inc	67	16,300
Ferguson Enterprises Inc	246	41,736
FTAI Aviation Ltd	409	43,809
GMS Inc (a)	109	7,985
United Rentals Inc	21	13,260
Wesco International Inc	18	2,933
WW Grainger Inc	49	50,192
Xometry Inc Class A (a)	260	6,666
		188,258
TOTAL INDUSTRIALS		3,037,469

Information Technology - 25.5%
Communications Equipment - 0.9%
Arista Networks Inc	304	25,010
Ciena Corp (a)	238	15,983
Cisco Systems Inc	2,746	158,527
F5 Inc (a)	81	21,444
Lumentum Holdings Inc (a)	295	17,417
Motorola Solutions Inc	97	42,718
		281,099
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc	160	15,586
Avnet Inc	104	4,887
Belden Inc	181	18,663
Coherent Corp (a)	156	10,034
Crane NXT Co	18	844
ePlus Inc (a)	45	2,806
Insight Enterprises Inc (a)	83	11,477
Keysight Technologies Inc (a)	122	17,739
PAR Technology Corp (a)	220	12,848
TD SYNNEX Corp	40	4,432
Trimble Inc (a)	252	15,659
		114,975
IT Services - 1.8%
Akamai Technologies Inc (a)	779	62,772
Amdocs Ltd	329	29,143
ASGN Inc (a)	185	9,320
Cloudflare Inc Class A (a)	454	54,834
Cognizant Technology Solutions Corp Class A	93	6,842
DXC Technology Co (a)	82	1,272
Gartner Inc (a)	19	8,001
Globant SA (a)	16	1,880
GoDaddy Inc Class A (a)	376	70,812
IBM Corporation	491	118,734
Kyndryl Holdings Inc (a)	105	3,404
MongoDB Inc Class A (a)	199	34,262
Okta Inc Class A (a)	497	55,744
Twilio Inc Class A (a)	381	36,847
VeriSign Inc (a)	155	43,729
		537,596
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices Inc (a)	508	49,454
Aehr Test Systems (a)	357	3,045
Analog Devices Inc	113	22,026
Applied Materials Inc	592	89,220
Broadcom Inc	1,900	365,693
Cirrus Logic Inc (a)	184	17,671
Diodes Inc (a)	267	10,253
First Solar Inc (a)	206	25,919
GlobalFoundries Inc (a)	380	13,327
Intel Corp	2,244	45,104
Lam Research Corp	654	46,872
Lattice Semiconductor Corp (a)	173	8,465
Marvell Technology Inc	3,329	194,314
Micron Technology Inc	766	58,944
Monolithic Power Systems Inc	47	27,876
NVIDIA Corp	15,513	1,689,676
ON Semiconductor Corp (a)	238	9,449
Onto Innovation Inc (a)	86	10,489
Penguin Solutions Inc (a)	813	13,878
QUALCOMM Inc	104	15,440
Semtech Corp (a)	251	7,844
Texas Instruments Inc	700	112,035
		2,836,994
Software - 7.9%
ACI Worldwide Inc (a)	162	8,644
Adobe Inc (a)	209	78,371
Agilysys Inc (a)	115	8,550
ANSYS Inc (a)	144	46,351
Appfolio Inc Class A (a)	9	1,859
AppLovin Corp Class A (a)	324	87,256
Atlassian Corp Class A (a)	62	14,155
Autodesk Inc (a)	265	72,676
BILL Holdings Inc (a)	20	911
BlackLine Inc (a)	195	9,210
Cadence Design Systems Inc (a)	87	25,903
Ccc Intelligent Solutions Holdings Inc Class A (a)	183	1,695
Crowdstrike Holdings Inc Class A (a)	16	6,862
Dolby Laboratories Inc Class A	34	2,611
DoubleVerify Holdings Inc (a)	169	2,241
Dropbox Inc Class A (a)	140	3,997
Dynatrace Inc (a)	326	15,312
Elastic NV (a)	81	6,982
Fair Isaac Corp (a)	4	7,959
Five9 Inc (a)	87	2,187
Gen Digital Inc	1,100	28,457
Gitlab Inc Class A (a)	49	2,287
Guidewire Software Inc (a)	93	19,044
HubSpot Inc (a)	41	25,072
Informatica Inc Class A (a)	63	1,186
Intapp Inc (a)	99	5,372
Intuit Inc	134	84,081
Life360 Inc (a)	70	3,003
Microsoft Corp	3,349	1,323,726
MicroStrategy Inc Class A (a)	74	28,128
Monday.com Ltd (a)	28	7,868
Olo Inc Class A (a)	824	5,109
Palantir Technologies Inc Class A (a)	335	39,677
Palo Alto Networks Inc (a)	216	40,377
Pegasystems Inc	31	2,854
Procore Technologies Inc (a)	65	4,166
Progress Software Corp	170	10,193
PTC Inc (a)	77	11,933
Rapid7 Inc (a)	141	3,330
Salesforce Inc	344	92,436
SentinelOne Inc Class A (a)	89	1,647
Servicenow Inc (a)	165	157,577
SPS Commerce Inc (a)	68	9,759
Synopsys Inc (a)	57	26,164
Tenable Holdings Inc (a)	399	12,197
Varonis Systems Inc (a)	210	8,996
Vertex Inc Class A (a)	272	10,888
Workday Inc Class A (a)	87	21,315
Workiva Inc Class A (a)	192	14,452
		2,405,026
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	7,144	1,518,100
Hewlett Packard Enterprise Co	1,101	17,858
HP Inc	497	12,708
NetApp Inc	276	24,771
Sandisk Corp/DE	97	3,115
Western Digital Corp (a)	503	22,062
		1,598,614
TOTAL INFORMATION TECHNOLOGY		7,774,304

Materials - 2.0%
Chemicals - 0.8%
Air Products and Chemicals Inc	60	16,265
Axalta Coating Systems Ltd (a)	78	2,535
Corteva Inc	463	28,701
Ecolab Inc	352	88,504
Element Solutions Inc	476	9,715
FMC Corp	94	3,940
Linde PLC	120	54,388
Minerals Technologies Inc	53	2,734
Mosaic Co/The	54	1,642
PPG Industries Inc	303	32,985
		241,409
Construction Materials - 0.4%
CRH PLC	1,150	109,733
Martin Marietta Materials Inc	27	14,147
		123,880
Containers & Packaging - 0.3%
AptarGroup Inc	67	10,047
Avery Dennison Corp	85	14,544
Ball Corp	344	17,867
Crown Holdings Inc	395	38,051
Graphic Packaging Holding CO	426	10,782
International Paper Co	281	12,836
Silgan Holdings Inc	13	671
		104,798
Metals & Mining - 0.4%
ATI Inc (a)	247	13,432
Carpenter Technology Corp	202	39,513
Commercial Metals Co	111	4,944
Constellium SE (a)	315	3,184
Newmont Corp	704	37,087
Nucor Corp	118	14,086
Royal Gold Inc	18	3,289
		115,535
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	157	13,551
Sylvamo Corp	63	3,756
		17,307
TOTAL MATERIALS		602,929

Real Estate - 2.1%
Health Care REITs - 0.4%
CareTrust REIT Inc	284	8,313
Medical Properties Trust Inc	765	4,222
Omega Healthcare Investors Inc	134	5,233
Welltower Inc	676	103,151
		120,919
Industrial REITs - 0.1%
Prologis Inc	179	18,294
Office REITs - 0.0%
Douglas Emmett Inc	380	5,256
Kilroy Realty Corp	77	2,426
		7,682
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	182	22,237
Compass Inc Class A (a)	1,714	13,232
Cushman & Wakefield PLC (a)	1,151	10,785
Howard Hughes Holdings Inc (a)	49	3,260
Jones Lang LaSalle Inc (a)	52	11,825
Zillow Group Inc Class C (a)	80	5,386
		66,725
Retail REITs - 0.0%
Tanger Inc	203	6,397
Urban Edge Properties	235	4,246
		10,643
Specialized REITs - 1.4%
American Tower Corp	393	88,586
Crown Castle Inc	1,156	122,259
Digital Realty Trust Inc	400	64,216
Equinix Inc	106	91,240
Iron Mountain Inc	136	12,195
Outfront Media Inc	859	12,997
SBA Communications Corp Class A	12	2,920
Weyerhaeuser Co	340	8,809
		403,222
TOTAL REAL ESTATE		627,485

Utilities - 1.5%
Electric Utilities - 0.9%
Constellation Energy Corp	72	16,087
Edison International	707	37,832
Eversource Energy	597	35,509
Exelon Corp	935	43,852
NextEra Energy Inc	1,316	88,014
PG&E Corp	2,332	38,525
		259,819
Gas Utilities - 0.0%
New Jersey Resources Corp	135	6,607
Southwest Gas Holdings Inc	76	5,488
UGI Corp	618	20,264
		32,359
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	149	4,371
Multi-Utilities - 0.6%
Dominion Energy Inc	636	34,586
NiSource Inc	1,622	63,436
Public Service Enterprise Group Inc	1,022	81,689
		179,711
TOTAL UTILITIES		476,260

TOTAL UNITED STATES		27,786,739
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	3,119	41,878
TOTAL COMMON STOCKS (Cost $26,358,633)		29,170,742

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd (Cost $33,933)	835	27,507

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,029,801)	4.33	1,029,595	1,029,801

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $27,422,367)	30,228,050
NET OTHER ASSETS (LIABILITIES) - 0.8% (e)	250,595
NET ASSETS - 100.0%	30,478,645

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	3	Jun 2025	838,050	27,606	27,606

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,313 or 0.1% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,775 or 0.0% of net assets.

(d)	Level 3 security
(e)	Includes $43,996 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,063,042	4,645,841	4,679,082	13,984	-	-	1,029,801	1,029,595	0.0%
Total	1,063,042	4,645,841	4,679,082	13,984	-	-	1,029,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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